SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 897,812	$ 1,519,379	$ 1,334,685
Accrued interest	102,192	148,682	992,755
Other liabilities	1,847	118,252	17,893
Total payables	$ 1,001,851	$ 1,786,313	$ 2,345,333